Document and Entity Information	Jun. 18, 2021
Cover [Abstract]
Entity Incorporation State Country Code	CA
Entity Address, State or Province	GA
Amendment Flag	false
Entity Central Index Key	0000708818
Current Fiscal Year End Date	--03-31
Document Type	8-K
Document Period End Date	Jun. 18, 2021
Entity Registrant Name	NEXTGEN HEALTHCARE, INC.
Entity File Number	001-12537
Entity Tax Identification Number	95-2888568
Entity Address, Address Line One	3525 Piedmont Rd.
Entity Address, Address Line Two	NE
Entity Address, Address Line Three	Building 6, Suite 700
Entity Address, City or Town	Atlanta
Entity Address, Postal Zip Code	30305
City Area Code	(404)
Local Phone Number	467-1500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock (Par Value $0.01)
Trading Symbol	NXGN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false